Portfolio of Investments – as of September 30, 2025 (Unaudited)
Natixis Oakmark International Fund

Shares	Description	Value (†)
Common Stocks — 94.3% of Net Assets
	China — 2.1%
283,100	Alibaba Group Holding Ltd.	$6,331,277
	Denmark — 2.1%
32,100	DSV AS	6,412,634
	France — 22.8%
112,024	Accor SA	5,322,306
26,400	Airbus SE	6,165,084
95,091	BNP Paribas SA	8,697,290
42,053	Capgemini SE	6,134,584
51,100	Danone SA	4,452,509
173,400	Dassault Systemes SE	5,833,352
160,096	Edenred SE	3,812,641
57,405	Eurofins Scientific SE	4,186,341
21,265	Kering SA	7,125,846
8,640	LVMH Moet Hennessy Louis Vuitton SE	5,316,895
67,900	Pernod Ricard SA	6,684,798
48,092	Publicis Groupe SA	4,628,054
116,016	Worldline SA(a)	377,395
		68,737,095
	Germany — 20.6%
39,100	adidas AG	8,284,566
8,171	Allianz SE	3,437,759
35,837	Aumovio SE(a)	1,477,634
203,030	Bayer AG	6,759,106
64,900	Bayerische Motoren Werke AG	6,541,100
106,926	Brenntag SE	6,407,286
71,673	Continental AG	4,741,600
123,481	Daimler Truck Holding AG	5,106,130
84,819	Fresenius Medical Care AG	4,481,630
95,200	Fresenius SE & Co. KGaA	5,320,301
46,314	Mercedes-Benz Group AG, (Registered)	2,919,171
49,800	Siemens Healthineers AG	2,697,476
269,474	thyssenkrupp AG	3,718,155
		61,891,914
	India — 1.3%
307,975	Axis Bank Ltd.	3,923,429
	Indonesia — 1.6%
18,395,100	Bank Mandiri Persero Tbk. PT	4,861,620
	Ireland — 1.4%
9,982	Flutter Entertainment PLC(a)	2,535,428
26,165	Ryanair Holdings PLC, ADR	1,575,656
		4,111,084
	Italy — 1.0%
458,735	Intesa Sanpaolo SpA	3,036,449
	Japan — 6.5%
343,300	Asahi Group Holdings Ltd.	4,115,798
149,000	Fujitsu Ltd.	3,495,290
103,500	Komatsu Ltd.	3,605,650
133,300	Mitsubishi Estate Co. Ltd.	3,063,745
16,600	SMC Corp.	5,130,928
		19,411,411
	Korea — 2.0%
73,900	KB Financial Group, Inc.	6,099,399
	Mexico — 1.4%
43,100	Fomento Economico Mexicano SAB de CV, ADR	4,250,953
	Netherlands — 7.6%
80,741	Akzo Nobel NV	5,762,303
5,095	ASML Holding NV	4,932,419
66,400	ASR Nederland NV	4,518,474
Shares	Description	Value (†)
	Netherlands — continued
3,275	EXOR NV	$320,543
66,400	Koninklijke Ahold Delhaize NV	2,686,842
66,696	Prosus NV	4,716,410
		22,936,991
	Sweden — 3.9%
391,700	Hexagon AB, Class B	4,674,215
120,500	Sandvik AB	3,366,214
30,242	SKF AB, Class B	752,154
103,700	Volvo AB, Class B	2,982,161
		11,774,744
	Switzerland — 6.9%
26,783	Cie Financiere Richemont SA, Class A	5,141,433
1,673,880	Glencore PLC(a)	7,709,263
26,162	Novartis AG, (Registered)	3,363,866
13,480	Roche Holding AG	4,488,617
		20,703,179
	United Kingdom — 10.6%
115,900	Ashtead Group PLC	7,772,407
77,500	Bunzl PLC	2,449,557
146,500	Diageo PLC	3,505,403
16,500	Intertek Group PLC	1,050,289
334,357	Prudential PLC	4,680,898
95,861	Reckitt Benckiser Group PLC	7,381,483
601,855	Rentokil Initial PLC	3,048,842
378,399	Schroders PLC	1,920,197
		31,809,076
	United States — 2.5%
696,692	CNH Industrial NV	7,559,108
	Total Common Stocks (Identified Cost $235,095,224)	283,850,363

Preferred Stocks — 1.9%
	Korea — 1.9%
119,950	Samsung Electronics Co. Ltd., 2.194%, (KRW) (Identified Cost $5,919,389)	5,692,948

Participatory Notes — 0.3%
	United Kingdom — 0.3%
33,300	Ryanair Holdings PLC, 12/12/2025(b) (Identified Cost $664,862)	962,353

Principal Amount
Short-Term Investments — 2.1%
$6,441,818
Tri-Party Repurchase Agreement with Fixed
Income Clearing Corporation, dated 9/30/2025 at
2.650% to be repurchased at $6,442,293
on 10/01/2025  collateralized by $6,703,500
U.S. Treasury Note, 2.250% due 11/15/2027  valued
at $6,570,824 including accrued interest(c)
(Identified Cost $6,441,818)
		6,441,818
	Total Investments — 98.6% (Identified Cost $248,121,293)	296,947,482
	Other assets less liabilities — 1.4%	4,222,213
	Net Assets — 100.0%	$301,169,695

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	Securities subject to restriction on resale. At September 30, 2025, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Ryanair Holdings PLC	12/23/2024	$664,862	$962,353	0.3%

(c)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of September 30, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

KRW	South Korean Won
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
China	$ —	$6,331,277	$ —	$6,331,277
Denmark	—	6,412,634	—	6,412,634
France	—	68,737,095	—	68,737,095
Germany	1,477,634	60,414,280	—	61,891,914
India	—	3,923,429	—	3,923,429
Indonesia	—	4,861,620	—	4,861,620
Italy	—	3,036,449	—	3,036,449
Japan	—	19,411,411	—	19,411,411
Korea	—	6,099,399	—	6,099,399
Netherlands	4,932,419	18,004,572	—	22,936,991
Sweden	—	11,774,744	—	11,774,744
Switzerland	—	20,703,179	—	20,703,179
United Kingdom	—	31,809,076	—	31,809,076
All Other Common Stocks(a)	15,921,145	—	—	15,921,145
Total Common Stocks	22,331,198	261,519,165	—	283,850,363
Preferred Stocks(a)	—	5,692,948	—	5,692,948
Participatory Notes(a)	—	962,353	—	962,353
Short-Term Investments	—	6,441,818	—	6,441,818
Total Investments	$22,331,198	$274,616,284	$—	$296,947,482

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Currency Exposure Summary at September 30, 2025 (Unaudited)
Euro	50.4%
British Pound	13.2
United States Dollar	9.3
Japanese Yen	6.5
Swiss Franc	4.3
South Korean Won	3.9
Swedish Krona	3.9
Danish Krone	2.1
Hong Kong Dollar	2.1
Other, less than 2% each	2.9
Total Investments	98.6
Other assets less liabilities	1.4
Net Assets	100.0%